Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Advances for Vessels under Construction [Text Block]
4.
       Advances for Vessels under Construction and Vessel Acquisition Deposits

As of
December
31,
2016
the amount of the advances for vessels under construction and other vessel acquisition deposits amount to
$17.8
million and represents advances for the acquisition of vessel “Alexandros P” (ex-Hull Number DY
160)
of $
17.1
million and advance deposit and capitalized expenses of
$0.7
million relating to M/V “Tasos”.

Within the
first
quarter of
2016,
the Company took delivery of M/V “Xenia”.  Additionally, Hull Number DY
160
and
DY161,
under construction at Dayang yard and originally scheduled for delivery in the second
and
third
quarter of
2016
respectively, were cancelled due to excessive construction delays. As a result, the Company recognized a
$3.2
million loss on the termination of the newbuilding contracts and recorded a receivable of
$17.0
million. On
December
21,
2016,
the Company signed an agreement to acquire from Dayang shipyard, Hull
DY160,
an Ultramax drybulk carrier, of
63,500
dwt built
2017
for
$16.9
million and in accordance with the agreement the Company applied the receivable from the shipyard from the cancellation of the newbuilding contracts against the acquisition of the vessel and contributed nominal incremental cash. The vessel was delivered to the Company in
January
16,
2017
and was named M/V “Alexandros P”.

In
December
2016,
the Company took an impairment charge on the deposit paid for the construction of Hull Number YZJ
1153
as it considered it likely at that time to exercise its option to terminate the construction contract as agreed with the yard without any incremental cost. The Company recognized an impairment of
$3.8
million on its newbuilding contract that represents the initial deposit payment to the shipyard as well as legal and other costs related to the acquisition of the newbuilding contract.

On
November
11,
2016
the Company signed a memorandum of agreement to purchase M/V “Capetan Tassos”, a Panamax size drybulk carrier of
75,100
dwt built in
2000
in Japan for approximately
$4.4
million. The vessel was delivered to the Company on
January
9,
2017
and renamed M/V “Tasos”.

Costs
Balance, January 1, 2015	15,687,490
Advances for vessels under construction	17,014,377
Balance, December 31, 2015	32,701,867
Advances for vessels under construction	23,135,658
Vessel acquisition deposits	797,830
Vessel delivered during the period	(31,831,439)
Loss on termination and impairment of newbuilding contracts	(7,050,179)
Balance, December 31, 2016	17,753,737